Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Convertible notes payable, unamortized discount, current	$ 0	$ 26,919	$ 170,438
Related party notes payable, unamortized discount, non-current	$ 0	$ 0	$ 0
Preferred Stock, Par or Stated Value Per Share		$ 100	$ 100
Preferred Stock, Shares Authorized		20,000	20,000
Preferred Stock, Shares Issued		7,500	7,500
Preferred Stock, Shares Outstanding		4,500	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares outstanding	961,760,014	943,569,149	821,169,656
Common stock, shares issued	961,760,014	943,569,149	821,169,656